Annual Total Returns - Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund [BarChart] - 10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund - AMCI PRO-11 - Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund - Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	25.21%
Annual Return 2011	(15.64%)
Annual Return 2012	20.56%
Annual Return 2013	1.22%
Annual Return 2014	(11.05%)
Annual Return 2015	(15.87%)
Annual Return 2016	28.35%
Annual Return 2017	24.85%
Annual Return 2018	(13.50%)
Annual Return 2019	21.51%